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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597


                        Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Tax Free Income Fund
            Schedule Of Investments 9/30/05
Principal
 Amount     MUNICIPAL BONDS - 96.9 %                                    Value
            Alabama - 14.9 %
1,000,000   Alabama 21st Century Authority, 5.125%, 12/1/05           $1,002,720
1,000,000   Alabama 21st Century Authority, 5.25%, 12/1/06             1,020,410
2,355,000   Alabama Agriculture and Mechanical University, 4.65%,11/1/12,469,194
2,245,000   Alabama Agriculture and Mechanical, 4.55%, 11/1/09         2,348,764
2,235,000   Alabama Special Care Faculity Financing Authority, Floating2,313,851
2,855,000   Alabama State General Obligation, 4.0%, 9/1/08             2,927,974
8,000,000   Alabama State Public School & College Authority, 5.125%, 118,527,680
1,095,000   Alabama Water Pollution Control Authority, 5.25%, 8/15/08  1,115,991
 860,000    Alabama Water Pollution Control Authority, 5.375%, 8/15/10  877,406
1,840,000   Alabama Water Pollution Control Authority, 5.4%, 8/15/11   1,877,628
3,890,000   Alabama Water Pollution Control Authority, 5.5%, 8/15/16   3,970,523
 680,000    Athens Alabama Water General, 1.85%, 2/1/06                 676,634
 690,000    Athens Alabama Water General, 2.35%, 2/1/07                 681,479
4,800,000   Auburn University Alabama General Fee, 5.0%, 6/1/13        5,161,776
2,125,000   Auburn University Alabama General Fee, 5.5%, 6/1/12        2,339,540
1,340,000   Birmingham Alabama General, 4.75%, 10/1/10                 1,408,849
1,040,000   Birmingham Alabama General, 4.8%, 10/1/08                  1,084,522
1,430,000   Birmingham Alabama General, 4.85%, 10/1/11                 1,502,630
1,440,000   Birmingham Alabama Industries Water Board, 6.2%, 7/1/08    1,484,294
1,045,000   Clark & Mobile County, 5.6%, 12/1/17                       1,094,638
 435,000    Decatur Alabama Water, 2.25%, 12/1/05                       434,391
 215,000    Decatur Alabama Water, 2.25%, 12/1/05                       214,699
 205,000    Decatur Alabama Water, 2.4%, 12/1/06                        203,198
 100,000    Decatur Alabama Water, 2.4%, 12/1/06                         99,121
 210,000    Decatur Alabama Water, 2.5%, 12/1/07                        206,432
 140,000    Decatur Alabama Water, 2.5%, 12/1/07                        137,621
 200,000    Decatur Alabama Water, 2.875%, 8/1/06                       199,888
 220,000    Decatur Alabama Water, 2.875%, 8/1/07                       219,058
 610,000    Decatur Alabama Water, 2.875%, 8/1/07                       607,389
 905,000    Dothan Alabama Water, 5.05%, 9/1/09                         963,445
1,515,000   Dothan Alabama Water, 5.1%, 9/1/10                         1,624,307
1,370,000   Florence Alabama Water General, 2.4%, 9/1/08               1,327,544
 390,000    Florence Alabama Water General, 4.35%, 12/1/07              400,908
 790,000    Florence Alabama Water General, 4.35%, 12/1/07              812,096
 405,000    Florence Alabama Water General, 4.4%, 12/1/08               420,301
 825,000    Florence Alabama Water General, 4.4%, 12/1/08               856,169
 425,000    Florence Alabama Water General, 4.5%, 12/1/09               445,591
 865,000    Florence Alabama Water General, 4.5%, 12/1/09               906,909
 445,000    Florence Alabama Water General, 4.6%, 12/1/10               469,795
 900,000    Florence Alabama Water General, 4.6%, 12/1/10               950,148
1,025,000   Florence Alabama Water General, 4.7%, 12/1/13              1,073,021
1,340,000   Florence Alabama Water, 4.0%, 9/1/13                       1,364,576
1,245,000   Florence Alabama Water, 4.0%, 9/1/14                       1,262,144
1,085,000   Homewood Alabama Board Education, 4.0%, 2/1/10             1,114,306
1,000,000   Homewood Alabama Board Education, 4.0%, 2/1/11             1,026,810
1,010,000   Homewood Alabama Board Education, 4.0%, 2/1/12             1,034,796
 550,000    Hunstville Alabama Electric System, 4.6%, 12/1/09           574,717
 660,000    Hunstville Alabama Electric System, 4.7%, 12/1/10           689,687
 680,000    Hunstville Alabama Electric System, 4.8%, 12/1/11           713,959
1,445,000   Huntsville Alabama General, 4.75%, 11/1/18                 1,506,557
1,895,000   Huntsville Alabama, 5.125%, 5/1/20                         2,048,040
1,000,000   Jefferson County Alabama School, 5.1%, 2/15/10             1,071,600
 725,000    Madison Alabama Water & Wastewater Board, 4.6%, 12/1/11     760,112
1,230,000   Mobile Alabama General, 0.0%, 2/15/09                      1,251,045
6,165,000   Mobile County Alabama General, 5.25%, 8/1/12               6,735,263
3,440,000   Mobile County Alabama General, 5.25%, 8/1/13               3,764,151
1,895,000   Montgomery Alabama Downtown Redevelopment Authority, 5.0%, 1,991,910
1,530,000   Montgomery Alabama General, 5.0%, 5/1/11                   1,648,713
2,545,000   Montgomery Alabama General, 5.25%, 5/1/12                  2,793,417
4,125,000   Montogomery Alabama Waterrworks & Sanitation Sewer, 5.25%, 4,493,651
1,005,000   Shelby County Alabama Board Education Capital, 4.8%, 2/1/101,060,406
 500,000    Southeast, Alabama Gas District, 5.3%, 6/1/12               542,935
 310,000    University Alabama Revenue Bond, 4.6%, 6/1/09               323,854
 890,000    University Alabama Revenue Bond, 4.6%, 6/1/09               926,205
 340,000    University Alabama Revenue Bond, 4.7%, 6/1/10               355,742
 960,000    University Alabama Revenue Bond, 4.7%, 6/1/10               997,594
 395,000    University Alabama Revenue Bond, 4.75%, 6/1/11              413,608
1,105,000   University Alabama Revenue Bond, 4.75%, 6/1/11             1,150,460
2,185,000   University South Alabama Tuition, 4.7%, 11/15/08           2,249,763

$100,324,555
            Arkansas - 1.6 %
10,000,000  North Little Rock Arkansas Electric, 6.50%, 7/1/10
$10,895,600

$10,895,600
            Arizona - 4.0 %
3,000,000   Arizona School Facilities Board State School, 5.5%, 7/1/10$3,290,730
1,000,000   Maricopa County School District, 7.0%, 7/1/07              1,066,500
1,000,000   Maricopa County School District, 7.0%, 7/1/08              1,099,580
5,000,000   Maricopa County AZ Industrial Development 5.0%, 7/1/16     5,122,300
2,400,000   Scottsdale Memorial Hospital, 5.5%, 9/1/12                 2,623,512
6,305,000   Phoenix Arizona Civic Improvement Corp, 5.25%, 7/1/14      7,004,729
8,005,000   Phoenix Arizona Civic Improvement Corp. District Revenue, 06,014,877
 500,000    Tempe AZ High School District, 4.5%, 7/1/11                 518,870

$26,741,098
            California - 2.6 %
1,000,000   Franklin-McKinley California School District, 6.0%, 7/1/16$1,181,970
4,525,000   Golden State Tobacco Securitization, 7.8%, 6/1/42          5,654,078
1,000,000   Golden State Tobacco Securitization, 7.875%, 6/1/42        1,254,430
3,000,000   Golden State Tobacco Securitization, 7.9%, 6/1/42          3,768,210
 230,000    Sacramento CA Municipal Utillities District, 5.5%, 2/1/11   242,747
4,765,000   San Mateo County California Transportation District, 5.25%,5,127,378

$17,228,813
            Colorado - 1.8 %
  40,000    Colorado Housing Finance Authority, Series A-3, 7.0%, 11/1$  40,100
  85,000    Colorado Housing Finance Authority, Series B-2, 7.45%, 11/1  87,350
 215,000    Colorado Housing Finance Authority, Series B-3, 6.55%, 5/1/ 215,522
3,575,000   Douglas County School District Regional, 7.0%, 12/15/13    4,387,133
6,765,000   University of Colorado Partners, 6.0%, 12/1/22             7,513,615

$12,243,720
            Connecticut - 1.1 %
1,000,000   Connecticut State Health & Education, 5.5%, 7/1/17        $1,082,000
5,385,000   Connecticut State, 5.25%, 7/1/17                           6,059,417
                                                                      $7,141,417
            District of Columbia - 1.2 %
7,500,000   District of Columbia Tobacco Settlement Financing Corp., 6$8,317,350
                                                                      $8,317,350
            Florida - 4.0 %
3,805,000   Collier County Florida, 5.0%, 1/1/13                      $4,134,589
1,760,000   Dade County Florida General Obligation, 7.7%, 10/1/08      1,984,506
1,000,000   Dade County Florida General Obligation, 7.7%, 10/1/12      1,238,860
9,550,000   Jacksonville Florida District, 5.0%, 10/1/20               9,908,125
2,450,000   Key West Florida Utility Board Electric, 6.0%, 10/1/13     2,838,178
  85,000    Manatee County Florida, 7.2%, 5/1/28                         87,371
3,880,000   Seminole County Florida Water & Sewer, 5.0%, 10/1/16       4,227,338
2,060,000   Seminole County Florida Water & Sewer, 6.0%, 10/1/19       2,421,633

$26,840,600
            Georgia - 1.7 %
5,000,000   Atlanta, GA Water Revenue, 5.0%, 11/1/37                  $5,195,900
3,500,000   Georgia State, 5.75%, 8/1/17                               4,116,245
2,000,000   Gwinnett County GA Water & Sewer, 4.0%, 8/1/17             1,998,040

$11,310,185
            Hawaii - 2.0 %
10,000,000  Hawaii State Department Budget & Finance, 6.4%, 7/1/13
$11,179,100
2,280,000   Hawaii State Highway, 5.0%, 7/1/18                         2,456,768

$13,635,868
            Illinois - 4.6 %
4,485,000   Chicago Board of Education 5.75%, 12/1/27                 $4,822,810
 515,000    Chicago Board of Education 5.75%, 12/1/27                   553,790
 500,000    Chicago Illinois Metropolitain Water Reclamation 5.25%, 12/ 545,470
 495,000    Chicago Illinois Tax Increment, 5.0%, 11/15/10              521,532
5,000,000   Chicago Illinios General, 5.0%, 1/1/15                     5,427,500
 295,000    Chicago Illinois Single Family Mortgage, 6.45%, 9/1/29      307,142
 920,000    Illinois Health Facilities Authority Revenue, 6.7%, 3/1/14  920,736
1,145,000   Illinois Housing Development Authority Revenue Multi-Family1,498,542
            7.0%, 7/1/23
1,735,000   Kane County Illinois School District #129 Aurora West Side 1,998,859
1,000,000   Kane County Illinois School District #129 Aurora West Side 1,152,080
4,780,000   Metropolitan Pier & Exposition Authority Dedicated State Ta4,964,651
            8.5%, 6/15/06
 190,000    Metropolitan Pier & Exposition Authority Dedicated State Ta 197,066
            8.5%, 6/15/06
3,385,000   Metropolitan Pier & Exposition Authority Dedicated State Ta3,516,203
             8.5%, 6/15/06
3,000,000   University of Illinois Revenue, 5.75%, 1/15/16             3,264,150
3,000,000   Will County Illinois First Preservation District, 0.0%, 12/1,667,400

$31,357,931
            Indiana - 1.7 %
 200,000    Indiana State Housing Finance, Single Family Mortgage Reve$ 200,946
1,000,000   Indiana University Revenue, 5.8%, 11/15/10                 1,109,480
3,400,000   Indianapolis Local Public Improvement Board Revenue, 6.0%, 4,029,306
1,400,000   Indianapolis Local Public Improvement Board Board Revenue, 1,648,374
1,250,000   Indiana State Development Finance, 5.75%, 10/1/11          1,300,725
1,000,000   Lawrence Township Metropolitan School District Revenue, 6.71,186,970
2,000,000   Sarah Scott Middle School Revenue, 5.75%, 1/15/19          2,108,480

$11,584,281
            Kansas - 0.3 %
2,000,000   Wyandotte County Kansas City, 5.65%, 9/1/19               $2,297,880
                                                                      $2,297,880
            Kentucky - 0.4 %
2,000,000   Carrollton & Henders, 5.0%, 1/1/09                         2,105,840
 500,000    Kentucky Economic Development Finance, 6.25%, 10/1/12       543,630
                                                                      $2,649,470
            Lousiana - 1.1 %
1,085,000   Lousiana Local Government Environmental Community, 5.25%, $1,191,200
1,060,000   Louisiana Public Facilities Authority Revenue, 6.25%, 10/1/1,057,382
5,000,000   Louisiana State Series A General, 4.5%, 10/15/20           5,051,750
                                                                      $7,300,332
            Massachusetts - 4.9 %
8,520,000   Massachusetts Bay Transportation Authority, 5.5%, 7/1/17  $9,717,060
1,900,000   Massachusetts State, 5.5%, 12/1/11                         2,107,442
1,000,000   Massachusetts State Conservation LN-Series B 5.25%, 1/1/18 1,090,260
1,500,000   Massachusetts State Development Finance Agency, 6.375%, 7/11,664,775
1,000,000   Massachusetts Health & Educational Facilities Authority Rev1,112,490
5,290,000   Massachusetts Health & Educational Facilites Authority, 5.75,814,768
2,000,000   Massachusetts Health & Educational Facilities Authority, 6.2,185,760
2,000,000   Massachusetts Health & Educational Facilites Authority Reve2,175,120
1,145,000   Massachusetts Health & Educational Facitilties Authority, 61,212,910
1,000,000   Massachusetts Health & Educational Facilities Authority Rev1,120,340
1,250,000   Massachusetts Health & Educational Facilties Authority, 6.21,345,963
2,000,000   Massachusetts Health & Educational Facilities Authority Rev2,096,620
1,000,000   Massachusetts State Port Authority Revenue, 5.75%, 7/1/12  1,124,620

$32,768,128
            Maryland - 1.0 %
2,045,000   Prince Georges County Maryland General, 5.0%, 12/1/15     $2,233,733
4,175,000   Prince Georges County Maryland, General, 5.0%, 12/1/15     4,560,311
                                                                      $6,794,044
            Maine - 0.0 %
 300,000    Maine Municipal Bond Bank, 5.0%, 11/1/09                  $ 318,186
                                                                      $ 318,186
            Michigan - 1.9 %
1,500,000   John Tolfree Health System, 6.0%, 9/15/23                 $1,521,090
3,230,000   Michigan State Hospital Finance Authority 5.5%, 11/1/14    3,510,622
 400,000    Michigan State Trunk Line, 5.5%, 11/1/10                    440,096
4,000,000   Michigan State Hospital Finance Authority, 6.0%, 2/1/24    4,003,640
6,485,000   Wayne Charter County SPL, 6.75%, 12/1/15                   3,388,413

$12,863,861
            Minnesota - 1.2 %
5,000,000   Becker, Minnesota Pollution Control Revenue Northern States Power
            "A" Conversions, 8.5%, 4/1/30                             $6,030,600
2,175,000   Centennial Independent School District, 5.6%, 2/1/07       2,250,821
                                                                      $8,281,421
            Missouri - 0.4 %
1,955,000   Fort Zumalt Missouri School, 5.0%, 3/1/16                 $2,126,317
 500,000    Missouri State Housing Development Common Mortgage Revenue, Single
Family,
            Series B-2, 6.4%, 3/1/29                                    511,605
                                                                      $2,637,922
            Mississippi - 1.1 %
6,000,000   Lowndes County MS Solid Waste Disposal & Pollution Control
            Revenue, 6.8%, 4/1/22                                     $7,307,640
                                                                      $7,307,640
            Montana - 0.1 %
 500,000    Forsyth Pollution Control Revenue, 5.2%, 5/1/33           $ 521,760
                                                                      $ 521,760
            North Carolina - 0.8 %
5,000,000   North Carolina Capital, 5.0%, 10/1/41                     $5,203,650
                                                                      $5,203,650
            North Dakota - 0.2 %
 705,000    North Dakota State Housing Finance Agency Revenue, 6.0%, 7$ 708,067
 475,000    North Dakota State Housing Finance Agency Revenue, 5.8%, 7/ 491,117
                                                                      $1,199,184
            Nebraska - 0.9 %
5,000,000   Energy America Nebraska Natural Gas Revenue, 5.45%, 4/15/0$4,997,500
1,325,000   Municipal Energy Agency, 6.0%, 4/1/08                      1,415,193
                                                                      $6,412,693
            New Hampshire - 1.2 %
4,000,000   Manchester New Hampshire School Revenue, 5.5%,  6/1/28    $4,450,480
1,250,000   New Hampshire Health & Education Facilities Authority Reven1,325,400
2,000,000   New Hampshire Health & Educational Facilities Authority Rev2,109,820
 280,000    New Hampshire State Housing Finance Authority, 6.125%, 1/1/ 281,448
                                                                      $8,167,148
            New Jersey - 3.4 %
5,185,000   New Jersey Economic Development Authority Special Facility
            Revenue, 7.0%, 11/15/30                                   $4,501,773
10,000,000  New Jersey State Highway Authority, 5.5%, 1/1/13
11,209,500
5,215,000   Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39      6,041,838
1,000,000   Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/43      1,119,250

$22,872,361
            New York - 2.2 %
1,000,000   Albany Individual Development, 6.0%, 7/1/19               $1,072,700
 400,000    Metropolitan Transportation Authority NY, 5.5%, 7/1/14      447,048
2,000,000   New York NY City Transportation Finance Authority Revenue,
            Floating Rate Note, 11/1/26                                2,196,800
6,900,000   New York City, NY, Industrial, 6.9%, 8/1/24                5,388,969
5,000,000   NY State Dormitory Authority Lease Revenue 5.5%, 5/15/17   5,603,550

$14,709,067
            Ohio - 2.9 %
2,870,000   Cleveland Ohio General Obligation, 5.75%, 8/1/13          $3,274,240
9,700,000   Ohio State Higher Education Capital Facilities, 5.2%,
2/1/110,460,868
3,000,000   Ohio State Pollution Control Revenue, 5.625%, 3/1/15       2,880,210
 400,000    Ohio State Building Authority Reform, 5.5%, 10/1/11         443,088
 500,000    Ohio State Building Authority Revenue, 6.0%, 10/1/08        540,225
1,000,000   University of Cincinnati, 5.75%,  6/1/18                   1,128,290
1,000,000   University of Cincinnati, 5.75%, 6/1/19                    1,128,290

$19,855,211
            Oklahoma - 0.5 %
1,530,000   Moore Oklahoma General Obligation, 5.75%, 4/1/12          $1,710,739
2,220,000   Tulsa Municipal Airport Revenue, 6.25%, 6/1/20             1,970,294
                                                                      $3,681,033
            Oregon - 1.9 %
1,165,000   Jackson County School District, Np. 4, 5.5%, 6/15/17      $1,290,517
 500,000    Klamath Falls Inter-Community Hospital Authority Revenue, 6 538,520
1,000,000   Portland Urband Development, 5.75%  6/15/08                1,107,160
2,365,000   Salem Oregon General Obligation, 4.45%, 12/1/10            2,456,928
1,650,000   Wasco County School District, 5.5%, 6/15/19                1,894,052
5,285,000   Washington County Oregon Criminal Justice, 5.0%, 12/1/09   5,484,086

$12,771,263
            Pennsylvania - 2.9 %
1,000,000   Columbia County PA Hospital Authority, 5.8%, 6/1/19       $ 936,090
5,000,000   Delaware County Pennsylvania Industrial Development Authority
            Revenue, 6.2%, 7/1/19                                      5,192,900
10,000,000  Pennsylvania State Third Reference, 5.375%, 7/1/17
11,288,700
1,030,000   Pennsylvania State Higher Education Facilities Authority Re1,121,134
 500,000    Philadelphia Pennsylvania Parking, 4.875%, 9/1/09           528,530
 250,000    Sayre Health Care Facility Authority Revenue, 5.75%, 12/1/2 269,115

$19,336,469
            Puerto Rico - 2.0 %
5,000,000   Puerto Rico Electric Power, 0.0%, 7/1/17*                 $3,121,150
5,000,000   Puerto Rico Housing Finance Authority, 5.0%, 12/1/13       5,394,050
3,305,000   Puerto Rico Electric Power, 0.0%, 7/1/17*                  2,046,522
2,650,000   Puerto Rico Municipal Financial  Agency, 5.875%, 8/1/14    2,915,504

$13,477,226
            Rhode Island - 0.5 %
 480,000    Rhode Island State Health & Education Facilities Authoriti$ 531,187
 250,000    Rhode Island State Health & Education Facilities Authoritie 275,850
2,100,000   Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42      2,259,474
                                                                      $3,066,511
            South Carolina - 1.9 %
4,000,000   Georgetown County South Carolina Pollution Control Facilities
Revenue,
            5.125%, 2/1/12                                            $4,207,160
 400,000    Greenville County SC School District, 5.5%, 12/1/12         443,016
 500,000    SC Jobs Economic Development Authority, 6.0%, 8/1/13        549,480
4,000,000   South Carolina Jobs Economic Development Authority Hospital
Facilities Revenue,
            6.875%, 8/1/27                                             4,549,040
 305,000    South Carolina Housing Finance & Development Authority Mortgage
Revenue,
             Series A-1, 6.2%, 7/1/09                                   308,504
2,500,000   Tobacco Settlement Revenue Management, 6.375%, 5/15/30     2,848,250

$12,905,450
            South Dakota - 0.2 %
1,235,000   South Dakota Conservancy District Revenue, 5.625%, 8/1/17 $1,272,001
                                                                      $1,272,001
            Tennessee - 6.0 %
 100,000    Chattanooga Tennessee General, 5.0%, 9/1/13               $ 102,888
1,570,000   Clarksville Tennessee Water and Gas, 5.15%, 2/1/14         1,730,407
1,000,000   Dickson County Tennessee, 5.25%, 4/1/16                    1,081,410
1,020,000   Franklin Tennessee Special School District, 5.0%, 6/1/10   1,093,287
1,000,000   Hamilton County Tennessee, 5.0%, 11/1/11                   1,057,810
1,000,000   Harpeth VY Utility District Tennessee, 5.0%, 9/1/15        1,093,790
1,000,000   Johnson City Tennessee General, 4.7%, 6/1/12               1,067,900
1,000,000   Knox County Health Facility, 6.375%, 4/15/22               1,059,720
1,500,000   Knox County Health Facility, 6.5%, 4/15/31                 1,593,435
 750,000    Knoxville County Tennessee Series A, 5.0%, 5/1/13           735,023
 750,000    Knoxville County Tennessee Health Educationall & Housing, 7 814,560
1,000,000   Knoxville Tennessee Water Systems, 5.0%, 3/1/13            1,062,960
1,000,000   Marion County Tennessee Rural School, 5.0%, 4/1/11         1,078,380
1,000,000   Memphis Tennessee General, 5.0%, 10/1/16                   1,093,900
1,000,000   Memphis Tennessee General Obligation, 6.0%, 11/1/06        1,033,170
1,000,000   Metro Government Nash/Davidson County Tennessee 5.5%, 5/15/1,113,240
1,000,000   Met Government Nash/Davidson County Tennessee 5.5%, 5/15/141,129,870
1,500,000   Metro Government Nash/Davidson County Tennessee 6.0%, 12/1/1,660,365
 500,000    Met Government Nash/Davidson County Tennessee, 6.0%, 7/1/07 525,400
2,050,000   Metro Government Nash/Davidson County Tennessee, 7.5%, 11/12,413,998
1,000,000   Met Government Nash/Davidson County Tennessee, 7.5%, 11/15/1,228,000
 500,000    Metro Nashville Tennessee Airport, Series A, 6.625%, 7/1/07 529,330
1,000,000   Oak Ridge Tennessee General, 5.0%, 4/1/13                  1,070,510
1,000,000   Putnam County Tennessee General, 5.5%, 4/1/19              1,091,790
1,000,000   Shelby County Tennessee General, 5.25%, 12/1/10            1,034,960
3,405,000   Shelby County Tennessee, Series A, 4.75%, 4/1/19           3,580,494
2,500,000   Shelby County Tennessee Health Educational Housing, 6.25%, 2,641,225
 500,000    Sullivan County Tennessee, 5.0%, 5/1/16                     548,220
1,000,000   Tennessee Housing Development Agency, 4.9%, 7/1/16         1,035,940
 500,000    Tennessee State General Obligation, 5.0%, 5/1/09            522,520
1,000,000   Tennessee State, Series A General, 5.25%, 5/1/16           1,119,820
1,000,000   West Wilson Utilities District Tennessee Waterworks, 5.0%, 1,072,850
1,000,000   Williamson County Tennessee General, 5.0%, 3/1/11          1,079,070
 550,000    Williamson County Tennessee General, 5.1%, 3/1/14           590,788
 500,000    Williamson County Tennessee General, 6.0%, 3/1/08           533,740

$40,220,770
            Texas - 8.8 %
2,000,000   Austin Texas, 5.0%, 9/1/16                                $2,163,780
7,000,000   Brazos River Authority Pollution Control Revenue, 7.7%, 4/18,370,180
 750,000    Carroll Independent School District, 6.75%, 8/15/21         961,800
 850,000    Carroll Independent School District, 6.75%, 8/15/22        1,096,823
3,000,000   Dallas County Tax General, 5.25%, 8/15/09                  3,189,690
1,000,000   Georgetown Health Facilities Developement Corp., 6.25% 8/151,039,170
1,000,000   Harris County Health Facilties Development Authority, 6.3751,091,690
1,000,000   Harris County Texas Housing, 7.0%, 3/1/07                  1,053,790
3,600,000   Katy Independant Shcool Distirct, Texas, GO, 0.0%, 8/15/10 3,614,328
1,000,000   Lubbock Texas Health Facilities Development, 6.75%, 12/1/101,158,550
3,350,000   Mesquite Texas Independent, 4.7%, 8/15/08                  3,451,740
 650,000    Mesquite Texas Independent, 4.7%, 8/15/08 (unrefunded)      667,765
5,000,000   Port Corpus Christi Industrial Development Corp., 5.4%, 4/15,193,150
1,000,000   Richardson Texas Independent School District, 4.75%, 2/15/21,014,770
  10,000    San Antonio Texas General, 4.75%, 2/1/19                     10,495
1,580,000   San Antonio Texas General, 4.75%, 2/1/19                   1,628,806
 300,000    San Felipe Del Rio Texas Conservation, 5.0%, 8/15/12        322,992
2,310,000   Texas Clear Creek Independent School District General Obligation,
            0.0%, 2/1/10                                               1,984,198
2,050,000   Texas Keller Independent School District General Obligation1,723,538
5,500,000   Texas Public Finance Authority Building Revenue, 0.0%, 2/1/5,103,670
2,750,000   Texas Public Finance Authority Building Revenue, 0.0%, 2/1/2,362,140
4,500,000   Tomball Hospital Authority, 6.125%, 7/1/23                 4,559,400
 500,000    Tomball Texas Independent Schools 5.0%, 2/15/11             536,515
3,500,000   Weslaco Health Facilities, 6.25%, 6/1/25                   3,769,885
2,000,000   Weslaco Health Facilities, 6.25%, 6/1/32                   2,137,800
1,000,000   Whitehouse Texas Independent School District, 4.8%, 2/15/121,026,700

$59,233,365
            Utah - 0.4 %
2,980,000   Weber County Municipal Building Authority Revenue, 5.75%, $3,028,008
                                                                      $3,028,008
            Virginia - 0.4 %
2,465,000   Arlington County Virginia, 5.0%, 5/15/13                  $2,703,218
                                                                      $2,703,218
            Washington - 5.8 %
1,150,000   Clark County Public Utility District, Water Revenue, 5.5%,$1,175,162
1,500,000   Clark County School District, No. 037, Vancouver, 5.5%, 12/1,659,240
3,000,000   King & Snohomish Countys Washington, 5.0%, 6/1/16          3,245,970
1,000,000   King & Snohomish Counties School District, No. 417, Northshore,
            5.75%, 12/1/14                                             1,004,990
1,095,000   King County Washington Public Hospital District, 5.25%, 12/1,167,653
 300,000    King County Washington School District, No. 41, 5 5.5%, 6/1 335,478
3,000,000   King County Washington School District, No. 406, 5.0%, 12/13,221,070
 165,000    King County General Obligation ,6.625%, 12/1/15             180,436
 500,000    Renton Washington Water & Sewer, 4.4%, 12/1/15              514,600
 500,000    Seattle Washington Library Facilities, 5.375%, 12/1/10      538,930
2,250,000   Snohmish County Public Utlility District Revenue, 5.7%, 12/2,525,725
1,225,000   Snohomish County Wash General, 3.125%, 12/1/11             1,196,078
2,500,000   Snohomish County Public Utility District Revenue, 6.8%, 1/13,090,600
2,465,000   Spokane Washington Public Facilities, 5.75%, 12/1/18       2,788,630
3,500,000   Tobacco Settlement Authority Washington, 6.625%, 6/1/32    3,905,510
6,500,000   Washington State General Obligation, 5.75%, 9/1/08         6,964,490
5,000,000   Washington St Variable General Purpose, 5.0%, 7/1/10       5,366,250

$38,880,812
            Wisconsin - 0.6 %
1,430,000   Adams-Friendship School District, 6.5%, 4/1/16            $1,734,132
2,420,000   Wisconsin State Health & Educational Authority, 6.1%, 8/15/2,653,869
                                                                      $4,388,001
            TOTAL Municipal Bonds - 96.9 %
            (Cost   $622,356,909)
$654,745,503

            TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.8%
18,993,947  Blackrock Provident Instituitional Fund
$18,993,947
            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
            (Cost   $18,993,947)
$18,993,947

            TOTAL INVESTMENT IN SECURITIES - 99.2%
            (Cost   $641,350,856)
$673,739,450

            OTHER ASSETS AND LIABILITIES - 0.8%                       $1,607,664

            TOTAL NET ASSETS - 100.0%
$675,347,114

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $432,210,051 was as follows:

            Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost
									$48,381,199

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                     0

            Net unrealized gain          				$48,381,199





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.